CONSOLIDATED STATEMENTS OF COMREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (133,805)	$ (195,405)	$ (74,933)
Other comprehensive income:
Unrealized gain (loss) on available-for-sale marketable securities, net	506	(1,767)	(270)
Other comprehensive income (loss)	506	(1,767)	(270)
Comprehensive loss	$ (133,299)	$ (197,172)	$ (75,203)